Discontinued Operations (Details Textual) € in Millions, ₪ in Millions		1 Months Ended	12 Months Ended
	Jan. 05, 2015 ILS (₪)	Nov. 29, 2017 EUR (€)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 EUR (€)
Discontinued Operations [Abstract]
Property value | €		€ 169.2
Percentage of outstanding share capital		98.20%
Net Proceeds outstanding loan			₪ 240.0	€ 11.6
Consideration | ₪	₪ 37.7